Investment in Associates (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
NUAG [Member]
Investment in Associates [Line Items]
Shares purchased	46,907,701	46,904,706
Proportion of ownership interest held	27.30%	27.40%
Investment percentage	100.00%
Tincorp Metals Inc ("TIN") 9Member]
Investment in Associates [Line Items]
Shares purchased	19,864,285	19,864,285
Tincorp Metals Inc ("TIN") [Member]
Investment in Associates [Line Items]
Proportion of ownership interest held	29.10%	29.70%
Investment percentage	100.00%